Themes Natural Monopoly ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary Products - 1.1%
Ferrari NV	18	$6,742
Suzuki Motor Corp.	700	10,432
		17,174

Consumer Staple Products - 4.5%
Anheuser-Busch InBev SA/NV	217	14,000
Coca-Cola Co.	210	14,681
General Mills, Inc.	285	13,253
PepsiCo, Inc.	113	16,218
Procter & Gamble Co.	93	13,328
		71,480

Financial Services - 11.6%
Blackrock, Inc.	55	58,869
Corpay, Inc. (a)	13	3,912
Experian PLC	83	3,762
Mastercard, Inc. - Class A	102	58,230
Moody's Corp.	9	4,598
Visa, Inc. - Class A	160	56,113
		185,484

Health Care - 9.9%
AbbVie, Inc.	139	31,760
Cencora, Inc.	9	3,040
EssilorLuxottica SA	93	29,498
Fresenius Medical Care AG	49	2,347
Fresenius SE & Co. KGaA	56	3,223
Johnson & Johnson	169	34,975
Labcorp Holdings, Inc.	11	2,760
Novartis AG	211	29,195
Novo Nordisk AS	374	19,139
Quest Diagnostics, Inc.	15	2,603
		158,540

Industrial Products - 17.8%
AMETEK, Inc.	75	15,398
Amphenol Corp. - Class A	585	79,057
Assa Abloy AB - Class B	290	11,305
Atlas Copco AB - Class A	834	15,042
BAE Systems PLC	2,245	51,868
Dover Corp.	74	14,448
Honeywell International, Inc.	251	48,968
Schneider Electric SE	51	14,079
Snap-on, Inc.	29	9,993
Techtronic Industries Co. Ltd.	800	9,241
Xylem, Inc.	104	14,163
		283,562

Industrial Services - 3.5%
Canadian Pacific Kansas City Ltd.	74	5,448
Compass Group PLC	234	7,457
CSX Corp.	180	6,525
FedEx Corp.	26	7,510
Kuehne + Nagel International AG	27	5,837
RELX PLC	79	3,216
Republic Services, Inc.	18	3,815
Stantec, Inc.	40	3,775
Vinci SA	29	4,091
Waste Management, Inc.	19	4,175
WSP Global, Inc.	21	3,802
		55,651

Insurance - 6.3%
Aon PLC - Class A	159	56,108
Arthur J Gallagher & Co.	170	43,994
		100,102

Materials - 3.7%
Air Liquide SA	27	5,085
CRH PLC	50	6,240
Ecolab, Inc.	20	5,250
Fortescue Ltd.	457	6,713
Heidelberg Materials AG	19	4,979
Holcim AG	62	6,087
Nippon Paint Holdings Co. Ltd.	700	4,681
Sherwin-Williams Co.	16	5,184
Sika AG	20	4,106
Solstice Advanced Materials, Inc. (a)	62	3,012
Sumitomo Corp.	100	3,455
Vulcan Materials Co.	18	5,134
		59,926

Media - 5.5%
Airbnb, Inc. - Class A (a)	56	7,600
Charter Communications, Inc. - Class A (a)	19	3,966
Comcast Corp. - Class A	222	6,636
Expedia Group, Inc.	47	13,316
Meta Platforms, Inc. - Class A	71	46,866
Omnicom Group, Inc.	59	4,764
Uber Technologies, Inc. (a)	63	5,148
		88,296

Oil & Gas - 2.8%
Aker BP ASA	330	8,410
Chevron Corp.	59	8,992
Suncor Energy, Inc.	225	9,987
TotalEnergies SE	137	8,950
Var Energi ASA	2,625	8,594
		44,933

Retail & Wholesale - Discretionary - 4.3%
Copart, Inc. (a)	439	17,187
Ferguson Enterprises, Inc.	12	2,671
Home Depot, Inc.	60	20,646
Industria de Diseno Textil SA	422	27,941
		68,445

Retail & Wholesale - Staples - 3.4%
Alimentation Couche-Tard, Inc.	436	23,812
ITOCHU Corp.	500	6,304
Koninklijke Ahold Delhaize NV	525	21,514
Sysco Corp.	36	2,653
		54,283

Software & Technology Services - 12.8%
Adobe, Inc. (a)	148	51,798
Autodesk, Inc. (a)	182	53,874
Intuit, Inc.	73	48,357
Pro Medicus Ltd.	15	2,211
Sage Group PLC	3,290	48,028
		204,268

Tech Hardware & Semiconductors - 8.5%
Broadcom, Inc.	209	72,335
Cisco Systems, Inc.	834	64,243
		136,578

Telecommunications - 1.5%
AT&T, Inc.	155	3,850
HKT Trust & HKT Ltd.	3,360	4,969
KDDI Corp.	300	5,188
SoftBank Corp.	3,300	4,525
Verizon Communications, Inc.	116	4,725
		23,257

Utilities - 2.6%
American Water Works Co., Inc.	60	7,830
Duke Energy Corp.	70	8,205
Exelon Corp.	192	8,369
National Grid PLC	572	8,801
Terna - Rete Elettrica Nazionale	807	8,587
		41,792
TOTAL COMMON STOCKS (Cost $1,497,437)		1,593,771

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (c)	647	647
TOTAL MONEY MARKET FUNDS (Cost $647)		647

TOTAL INVESTMENTS - 99.8% (Cost $1,498,084)		1,594,418
Other Assets in Excess of Liabilities - 0.2%		2,702
TOTAL NET ASSETS - 100.0%		$1,597,120

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Natural Monopoly ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,593,771	$–	$–	$1,593,771
Money Market Funds	647	–	–	647
Total Investments	$1,594,418	$–	$–	$1,594,418

Refer to the Schedule of Investments for further disaggregation of investment categories.